Other liabilities	12 Months Ended
Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Other liabilities	Other liabilities

	Barclays Bank Group
	2021	2020
	£m	£m
Accruals and deferred income	2,657	2,428
Other creditors	4,030	2,250
Items in the course of collection due to other banks	67	58
Lease liabilities (refer to Note 20)	495	515
Other liabilities	7,249	5,251